Variable Interest Entity (“VIE”) (Tables)	6 Months Ended
Jun. 30, 2026
Variable Interest Entity (“VIE”) [Abstract]
Schedule of Carrying Amount of the VIEs’ Consolidated Assets and Liabilities

The carrying amount of the VIEs’ consolidated assets and liabilities are as follows:

	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	USD
Current assets	85,753,334	83,320,887	12,233,462
Property and equipment, net	72,658,575	70,811,620	10,396,808
Other noncurrent assets	10,132,185	10,132,185	1,487,643
Total assets	168,544,094	164,264,692	24,117,913
Total liabilities	(614,510,596)	(613,286,737)	(90,044,889)
Net assets	(445,966,502)	(449,022,045)	(65,926,976)

	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	USD
Current liabilities:
Accounts payable	7,831,313	7,542,308	1,107,388
Advance from customers	135,467	154,462	22,679
Other payables and accrued liabilities	17,122,156	17,052,191	2,503,662
Taxes payable	5,799,588	4,915,704	721,740
Intercompany payable*	561,017,190	561,017,190	82,370,493
Total current liabilities	591,905,714	590,681,855	86,725,962
Non-current shareholder loan	22,604,882	22,604,882	3,318,927
Total liabilities	614,510,596	613,286,737	90,044,889

*	Intercompany balances will be eliminated upon consolidation.

Schedule of Operating Results of the VIE’s

The summarized operating results of the VIE’s are as follows:

	For the	For the	For the
	six months ended	six months ended	six months ended
	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	USD
Operating revenues	128,728	57,092	8,382
Gross profit	128,728	11,162	1,639
Loss from operations	(1,439,606)	(2,099,642)	(308,277)
Net income (loss)	7,141,269	(3,314,898)	(486,706)

Schedule of Reconciliation of Cash and Cash Equivalents

The following table provides a reconciliation of cash and cash equivalents reported within the VIE’s company balance sheets that sum to the total of the same amounts shown in the VIE’s company statements of cash flows:

	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	USD
Cash and cash equivalents	8,496,049	19,124,283	2,807,894
Total cash and cash equivalents	8,496,049	19,124,283	2,807,894